CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Provision for Loan and Lease Losses	$ 1.8	$ 12.8	$ 88.0
Impairment of Intangible Assets, Finite-lived	16.3	13.4	60.2
Impairment of Intangible Assets (Excluding Goodwill)	16.3	2.7
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	342.4	(101.5)	(194.1)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(282.5)	(727.0)	792.8
Inventory Recall Expense	15.0	0.0	0.0
Net Cash Provided by (Used in) Discontinued Operations	18.5	347.2	(120.0)
Cash and Cash Equivalents, Period Increase (Decrease)	(195.1)	(178.0)	(30.4)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	865.5	875.7	938.0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(69.2)	67.6	(318.3)
Cash flows from operating activities:
Net income (loss)	273.2	(33.9)	(512.4)
Adjustments to reconcile net (loss) income to operating cash flows from continuing operations:
Depreciation of properties and amortization of intangibles	132.2	120.4	107.4
Stock-based compensation	52.9	70.8	66.0
Amortization of debt issuance costs	15.5	18.3	17.2
Amortization of debt discount	1.8	2.8	4.8
Write-off of discounts and debt issuance costs on retired debt	2.5	5.8	12.8
Deferred income taxes	21.9	(73.6)	(10.9)
Gain on contingent purchase price reduction			(8.5)
Deconsolidation, Gain (Loss), Amount	0.0	0.0	(38.5)
Gain (Loss) on Disposition of Stock in Subsidiary			38.5
Gain (Loss) on Extinguishment of Debt		(8.0)
Net recognized losses on investments and derivatives		1.2	2.5
Dividends from subsidiaries	12.2	12.2	12.2
Changes in operating assets and liabilities	(51.1)	30.4	37.2
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	155.1	274.1	53.8
Net change in cash due to continuing operating activities	840.1	913.3	289.8
Cash Provided by (Used in) Operating Activities, Discontinued Operations	685.0	639.2	236.0
Increase (Decrease) in Inventories	3.3	0.0	21.7
Cash flows from investing activities:
Proceeds from investments sold, matured or repaid		35.1	70.8
Acquisitions, net of cash acquired	(304.7)		(1,309.9)
Net asset-based loan repayments	30.9	170.9	282.9
Capital expenditures	(77.8)	(61.0)	(56.6)
Proceeds from Sale of Productive Assets	3.9	19.6	1.1
Proceeds from Contributed Capital	0.0	0.0	(24.0)
Other investing activities, net	(1.5)	(3.0)	0.5
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(349.2)	161.6	(1,035.2)
Net change in cash due to continuing investing activities	(1,602.4)	(891.4)	(2,141.3)
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(1,253.2)	(1,053.0)	(1,106.1)
Cash flows from financing activities:
Proceeds from issuance of new debt	315.6	484.4	3,705.1
Repayment of debt, including tender and call premiums	(251.9)	(1,087.1)	(3,034.1)
Debt issuance costs	(7.0)	(9.3)	(44.8)
Purchases of subsidiary stock, net	(265.0)	(52.0)	(49.6)
Dividend paid by subsidiary to noncontrolling interest	(39.9)	(37.3)	(31.0)
Share based award tax withholding payments	(40.8)	(28.7)	(21.0)
Common stock repurchased			(22.2)
Proceeds from Issuance Initial Public Offering	0.0	0.0	281.0
Other financing activities, net	6.5	3.0	9.4
Net change in cash due to continuing financing activities	583.0	148.7	1,730.8
effect of exchange rate changes on cash and cash equivalent due to Venezuela devaluation	(0.4)		(2.5)
Effect of exchange rate changes on cash and cash equivalents	3.1	(1.4)	(27.2)
Net change in cash and cash equivalents	(176.6)	169.2	(150.4)
Cash and cash equivalents at beginning of period	465.2	643.2	673.6
Cash and cash equivalents at end of period	270.1	465.2	643.2
Supplemental disclosure of cash flow information:
Cash paid for interest	323.5	397.7	395.7
Cash paid for taxes, net	37.5	35.9	54.4
Parent Company [Member]
Cash and Cash Equivalents, Period Increase (Decrease)	(78.0)	(126.3)	(122.8)
Cash flows from operating activities:
Net income (loss)	106.0	(198.8)	(556.8)
Adjustments to reconcile net (loss) income to operating cash flows from continuing operations:
Depreciation of properties and amortization of intangibles	0.3	0.3	0.5
Stock-based compensation	5.2	13.7	25.0
Amortization of debt issuance costs	6.1	2.7	4.4
Amortization of debt discount	1.0	3.3	1.8
Gain on contingent purchase price reduction	0.0	0.0	(8.5)
Dividends from subsidiaries	118.9	63.5	65.7
Net change in cash due to continuing operating activities	(65.0)	(109.9)	(81.7)
Cash flows from investing activities:
Capital expenditures	0.0	(0.1)	(1.2)
Net change in cash due to continuing investing activities	(3.1)	(3.0)	(407.6)
Cash flows from financing activities:
Debt issuance costs	0.0	0.0	(6.8)
Share based award tax withholding payments	(16.4)	(17.8)	(18.3)
Common stock repurchased	0.0	0.0	(22.1)
Other financing activities, net	6.5	4.4	4.1
Net change in cash due to continuing financing activities	(9.9)	(13.4)	366.5
Cash and cash equivalents at beginning of period	170.9	297.2	420.0
Cash and cash equivalents at end of period	$ 92.9	170.9	$ 297.2
Nine point zero percent senior secured notes [Member] | Secured Debt [Member] | HGI Energy Holdings, LLC
Adjustments to reconcile net (loss) income to operating cash flows from continuing operations:
Gain (Loss) on Extinguishment of Debt		$ (8.0)